Fair Value Measurements - Summary of the Subscription Agreement Liability (Detail) - Derivative Financial Instruments, Liabilities [Member]	4 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of September 8, 2025	$ 6,044,986
Change in valuation inputs or other assumptions	69,585,366
Fair value as of December 31, 2025	$ 75,630,352